Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Shares Authorized		30,000,000
Common Stock, Shares, Outstanding	23,572,232	4,550,166
Series A-2 Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.0001
Preferred Stock, Shares Authorized		4,200,000
Preferred Stock, Shares Outstanding	0	3,853,797
Series A-1 Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.0001
Preferred Stock, Shares Authorized		4,400,000
Preferred Stock, Shares Outstanding	0	3,204,000
Common Class A [Member]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Shares Authorized		4,200,000
Common Stock, Shares, Outstanding	0	3,853,797
Common Class A One [Member]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Shares Authorized		4,200,000
Common Stock, Shares, Outstanding	0	3,853,797